UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2010

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
January 31, 2011

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $220,773 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
McDonalds Corp                 COM              580135101     2713 35344.0000SH      SOLE                                 35344.0000
Alerian MLP ETF                COM              00162q866      824 51257.0000SH      SOLE                                 51257.0000
JP Morgan Alerian MLP Index ET COM              46625h365     1025 28209.0000SH      SOLE                                 28209.0000
Nuveen Real Estate Income Fund COM              67071B108      120 11828.0000SH      SOLE                                 11828.0000
S&P MidCap SPDR 400 ETF Trust  COM              595635103     1093 6637.0658SH       SOLE                                  6637.0658
SPDR DJ Wilshire International COM              78463x863      305 7845.9956SH       SOLE                                  7845.9956
SPDR S&P 500 ETF Trust         COM              78462F103    33882 269441.0558SH     SOLE                                269441.0558
SPDR S&P International Small C COM              78463x871      212 6877.0000SH       SOLE                                  6877.0000
Vanguard Emerging Markets VIPE COM              922042858    25766 535170.2037SH     SOLE                                535170.2037
Vanguard FTSE All-World EX-US  COM              922042775    52333 1096440.8071SH    SOLE                               1096440.8071
Vanguard Large Cap             COM              922908637    10955 190155.8040SH     SOLE                                190155.8040
Vanguard Mid Cap Value         COM              922908512      211 3982.0000SH       SOLE                                  3982.0000
Vanguard Mid Cap Vipers        COM              922908629     6490 87159.0010SH      SOLE                                 87159.0010
Vanguard REIT Vipers           COM              922908553      666 12032.1320SH      SOLE                                 12032.1320
Vanguard Small Cap             COM              922908751     4509 62088.5955SH      SOLE                                 62088.5955
Vanguard Small Cap Value       COM              922908611      360 5390.0000SH       SOLE                                  5390.0000
Vanguard Total Stock Market Vi COM              922908769     5928 91292.3989SH      SOLE                                 91292.3989
Vanguard Value                 COM              922908744      419 7864.4206SH       SOLE                                  7864.4206
iPath Dow Jones AIG Commodity  COM              06738c778      279 5670.0000SH       SOLE                                  5670.0000
iShares Barclays US Treasury I COM              464287176    10831 100738.4836SH     SOLE                                100738.4836
iShares DJ US Regional Banks I COM              464288778      272 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      298 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     2072 35594.2822SH      SOLE                                 35594.2822
iShares MSCI Emerging Markets  COM              464287234     1624 34089.4194SH      SOLE                                 34089.4194
iShares Russell 1000 Growth    COM              464287614     4194 73244.0000SH      SOLE                                 73244.0000
iShares Russell 1000 Index Fun COM              464287622     4009 57383.3645SH      SOLE                                 57383.3645
iShares Russell 1000 Value Ind COM              464287598     2957 45583.2667SH      SOLE                                 45583.2667
iShares Russell 2000 Growth    COM              464287648      711 8136.2857SH       SOLE                                  8136.2857
iShares Russell 2000 Index     COM              464287655     6576 84049.5583SH      SOLE                                 84049.5583
iShares Russell 2000 Value     COM              464287630      698 9822.2997SH       SOLE                                  9822.2997
iShares Russell 3000 Index     COM              464287689      293 3914.0000SH       SOLE                                  3914.0000
iShares Russell Midcap         COM              464287499     9558 93933.5237SH      SOLE                                 93933.5237
iShares Russell Midcap Growth  COM              464287481    10184 179891.9083SH     SOLE                                179891.9083
iShares Russell Midcap Value   COM              464287473     9308 206791.3079SH     SOLE                                206791.3079
iShares S&P Euro 350 Index     COM              464287861      492 12515.0000SH      SOLE                                 12515.0000
iShares Trust S&P 500 Index    COM              464287200     8605 68160.2315SH      SOLE                                 68160.2315